Shareholder Report	12 Months Ended	32 Months Ended	91 Months Ended
	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000099278 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	ARYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Investor Class returned 33.04% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	33.04%	4.06%	5.58%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000099279 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	ARYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund I Class returned 33.31% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	33.31%	4.28%	5.78%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000189665 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Y Class returned 33.58% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	33.58%	4.44%	7.18%	4/10/17
Regulatory Index
MSCI ACWI	32.79%	11.08%	10.49%	—
Performance Index
S&P Developed REIT	30.86%	1.21%	3.67%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000099280 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	A Class
Trading Symbol	ARYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$159	1.37%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund A Class returned 32.73% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	32.73%	3.81%	5.31%
A Class - with sales charge	25.10%	2.58%	4.69%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000099281 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	C Class
Trading Symbol	ARYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$246	2.12%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund C Class returned 31.84% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	31.84%	3.04%	4.53%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000099282 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R Class
Trading Symbol	ARYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$188	1.62%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R Class returned 32.39% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	32.39%	3.55%	5.04%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000189666 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R5 Class returned 33.31% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	33.31%	4.28%	7.01%	4/10/17
Regulatory Index
MSCI ACWI	32.79%	11.08%	10.49%	—
Performance Index
S&P Developed REIT	30.86%	1.21%	3.67%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000131610 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R6 Class
Trading Symbol	ARYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R6 Class returned 33.51% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	33.51%	4.43%	5.93%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000236116 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	G Class
Trading Symbol	ACIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund G Class returned 34.54% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	34.54%	2.67%	3/1/22
Regulatory Index
MSCI ACWI	32.79%	9.24%	—
Performance Index
S&P Developed REIT	30.86%	-0.36%	—

Performance Inception Date		Mar. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 835,707,815	$ 835,707,815	$ 835,707,815
Holdings Count | holding	57	57	57
Advisory Fees Paid, Amount	$ 3,022,093
Investment Company, Portfolio Turnover	130.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

C000015882 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Investor Class
Trading Symbol	REACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund Investor Class returned 32.98% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	32.98%	3.35%	6.05%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000015884 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	I Class
Trading Symbol	REAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund I Class returned 33.19% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	33.19%	3.55%	6.26%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

C000189663 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund Y Class returned 33.39% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	33.39%	3.71%	6.40%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
S&P 500	38.02%	15.27%	14.35%	—
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.31%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

C000015883 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	A Class
Trading Symbol	AREEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$163	1.40%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund A Class returned 32.60% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	32.60%	3.10%	5.78%
A Class - with sales charge	24.97%	1.88%	5.16%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

C000050996 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	C Class
Trading Symbol	ARYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$249	2.15%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund C Class returned 31.64% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	31.64%	2.33%	4.99%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

C000050997 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R Class
Trading Symbol	AREWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$192	1.65%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund R Class returned 32.33% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	32.33%	2.84%	5.52%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

C000189664 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund R5 Class returned 33.24% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	33.24%	3.56%	6.24%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
S&P 500	38.02%	15.27%	14.35%	—
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.31%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

C000131605 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R6 Class
Trading Symbol	AREDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund R6 Class returned 33.46% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	33.46%	3.72%	6.42%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 716,055,341	$ 716,055,341	$ 716,055,341
Holdings Count | holding	37	37	37
Advisory Fees Paid, Amount	$ 6,631,589
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%